ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable
Details of accounts receivable are as follows:

	2025	2024
Current trade receivables	$256.3	$232.3
Past due trade receivables
1-30 days	68.9	132.1
31-60 days	18.1	33.7
61-90 days	15.1	16.0
Greater than 90 days	83.6	59.7
Total trade receivables	$442.0	$473.8
Investment in finance leases (Note 16)	16.0	11.9
Receivables from related parties (Note 17)	61.2	58.2
Other receivables	114.1	101.7
Credit loss allowances	(21.3)	(20.9)
Total accounts receivable	$612.0	$624.7

Schedule of changes in allowance for doubtful accounts
Changes in credit loss allowances are as follows:

	2025	2024
Credit loss allowances, beginning of year	$(20.9)	$(25.5)
Additions	(3.4)	(8.3)
Amounts charged off	3.7	9.4
Unused amounts reversed	0.3	2.2
Disposal of discontinued operations (Note 3)	—	0.9
Foreign currency exchange differences	(1.0)	0.4
Credit loss allowances, end of year	$(21.3)	$(20.9)